Grants (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Grants
Received grant			$ 1.6
Grant receivable with intent to fund early feasibility clinical trial for five years			$ 6.4
Grant received funding period			5 years
Received grant	$ 0.5	$ 0.6
Grants against operating expenses	$ 1.4	$ 1.3